Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2024	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,297,499	—	8,668	—	8,712
Foreign exchange contracts	300,337	—	5,612	—	5,582
Equity-related contracts	15,914	—	340	—	394
Credit-related contracts	22,969	—	214	—	180
Other contracts	1,039	—	40	—	50

Total	2,637,757	—	14,874	—	14,918

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2025	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,673,102	—	10,830	—	10,910
Foreign exchange contracts	318,749	—	4,534	—	4,813
Equity-related contracts	14,584	—	261	—	313
Credit-related contracts	33,847	—	245	—	210
Other contracts	878	—	21	—	21

Total	3,041,160	—	15,891	—	16,267

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2024 and 2025:

	2024		2025
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	6,183	110	9,201	59
Non-investment grade	3,962	37	6,549	106

Total	10,145	147	15,750	164

Credit protection purchased	12,824	(114)	18,097	(129)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be
BBB-,
while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2024 and 2025:

	Maximum payout/Notional amount
	2024	2025

	(in billions of yen)
One year or less	1,254	1,173
After one year through five years	8,610	13,125
After five years	281	1,452

Total	10,145	15,750

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2024 and 2025:

	2024	2025

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,304	1,359
Collateral provided to counterparties in the normal course of business	1,025	1,118
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	279	241

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

	Gains (losses) recorded in income
	2023	2024	2025

	(in millions of yen)
Interest rate contracts	(508,743)	(22,003)	(10,636)
Foreign exchange contracts	317,459	387,591	464,463
Equity-related contracts	534,615	240,277	64,292
Credit-related contracts (Note)	(3,857)	(3,053)	6,531
Other contracts	59,599	(42,005)	(5,678)

Total	399,073	560,806	518,972

Note:
Amounts include the net gains (losses) of ¥(653) million, ¥(952) million and ¥(964) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2023, 2024 and 2025, respectively.